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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended 3/31/00

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Select Advisors, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

1755 Creekside Oaks Drive, Suite 290 Sacramento, CA 95833
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-06232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

David L. Ruff             Chief Investment Officer                 916-561-2434
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                      /s/ David L. Ruff
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                      Sacramento, CA                May 1, 2000
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            48

Form 13F Information Table Value Total: $     115,513
                                         (thousands)


List of Other Included Managers: None

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-                                  6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                              Select Advisors, Inc.
                              Form 13F
                              31-Mar-00


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                     ITEM 2         ITEM 3      ITEM 4        ITEM 5              ITEM 6         ITEM 7         ITEM 8
                                                        FAIR                     INVESTMENT DISCRETION           VOTING AUTHORITY
                           TITLE                      MARKET   SHARES OR                         SHARED
NAME OF ISSUER              OF             CUSIP       VALUE   PRINCIPAL  SH/    SOLE   SHARED   OTHER  MANA-  SOLE  SHARED  NONE
                           CLASS          NUMBER     (x$1000)     AMOUNT  PRN    (A)     (B)      (C)   GERS   (A)    (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
ABN Amro Hldg NV           SPONSORED ADR  000937102    3304     146040           Sole                                        146040
Aegon NV                   ORD AMER REG   007924103    3468      43079           Sole                                         43079
American Exp Corp          COM            025816109    4176      28036           Sole                                         28036
American Pwr Conversion    COM            029066107     316       7370           Sole                                          7370
Apollo Group Inc           CL A           037604105     226       7985           Sole                                          7985
Apple Computer Inc         COM            037833100     325       2390           Sole                                          2390
Bank of New York Inc       COM            064057102    4120      99128           Sole                                         99128
Bristol Myers Squibb       COM            110122108    3275      56460           Sole                                         56460
Capital One Finl Corp      COM            14040H105     209       4355           Sole                                          4355
Carnival Corp              COM            143658102    2071      83472           Sole                                         83472
Cisco Systems Inc          COM            17275R102    2437      31518           Sole                                         31518
Citigroup                  COM            172967101    4804      80241           Sole                                         80241
City Natl Corp             COM            178566105     206       6115           Sole                                          6115
Computer Assoc Intl Inc    COM            204912109    3125      52800           Sole                                         52800
Costco Co Inc              COM            22160Q102    4500      85619           Sole                                         85619
Dell Computer Corp         COM            247025109    4572      84767           Sole                                         84767
EMC Corp Mass              COM            268648102     463       3676           Sole                                          3676
Ericsson L M Tel Co        ADR CL B SEK10 294821400     218       2325           Sole                                          2325
Exxon Mobil Corp           COM            30231G102    3300      42335           Sole                                         42335
Gap Inc Del                COM            364760108     429       8602           Sole                                          8602
General Elec Co            COM            369604103    1157       7434           Sole                                          7434
Intel Corp                 COM            458140100    6418      48641           Sole                                         48641
Lauder Estee Cos Inc       CL A           518439104    3805      75999           Sole                                         75999
MCI Worldcom               COM            55268B106    1607      35473           Sole                                         35473
Martin Marietta Matls Inc  COM            573284106     216       4545           Sole                                          4545
Merck & Co Inc             COM            589331107    3043      48976           Sole                                         48976
Merrill Lynch Company Inc  COM            590188108    4538      43216           Sole                                         43216
Microsoft Corp             COM            594918104    6936      65277           Sole                                         65277
Mid Cap SPDR TR            UNIT SER 1     595635103     887       9715           Sole                                          9715
Nokia Corp                 SPONSORED ADR  654902204    5182      23344           Sole                                         23344
PE Corp                    CALL           69332S102    2678      27750           Sole                                         27750
Paychex Inc                COM            704326107     254       4849           Sole                                          4849
Pfizer Inc                 COM            717081103    3637      99472           Sole                                         99472
Price T Rowe & Associates  COM            741477103     201       5080           Sole                                          5080
Procter & Gamble           COM            742718109    2180      38583           Sole                                         38583
SPDR TR                    UNIT SER 1     78462F103     578       3841           Sole                                          3841
Sony Corp Adr              COM            835699307    4749      16952           Sole                                         16952
Southwest Airlines         COM            844741108     200       9620           Sole                                          9620
Sprint Corp                COM FON GROUP  852061100    1978      31270           Sole                                         31270
Sun Microsystems Inc       COM            866810104     243       2591           Sole                                          2591
Sungard Data Sys Inc       COM            867363103     226       5975           Sole                                          5975
Time Warner Inc            COM            887315109    4627      46269           Sole                                         46269
Varco International        COM            922126107     220      17430           Sole                                         17430
Vitesse Semiconductor      COM            928497106     323       3355           Sole                                          3355
Vodafone Airtouch PLC      SPONSORED ADR  92857T107    4590      82616           Sole                                         82616
WEBS Index Fd Inc          GERMANY WEBS   92923H608    4963     183805           Sole                                        183805
WEBS Index Fd Inc          JAPAN WEBS     92923H889     231      14010           Sole                                         14010
Wal Mart Stores            COM            931142103    4302      76145           Sole                                         76145